Note 21 - Income Taxes - Reconciliation of the Effective Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Income before income taxes	$ (120,035)	$ 539,248
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%
Income tax expense based on statutory rate	$ (31,809)	$ 142,901
Increase (decrease) in income taxes resulting from:
Expense (benefit) of mark to market loss and other temporary differences not recognized	26,610	(111,058)
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	1,993	1,000
Other permanent items	6,035	(12,172)
Provision for income taxes	$ 2,829	$ 20,671